Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 28, 2022 KRW (₩)	Aug. 30, 2022 KRW (₩)	Sep. 02, 2021 USD ($)	Feb. 25, 2020 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2022 KRW (₩) shares	Dec. 31, 2021 KRW (₩) shares	Sep. 02, 2021 KRW (₩) shares	Sep. 02, 2021 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred | $								$ 825,000
Common stock, shares Issued | shares									2,477,672	2,477,672
Sale Of American Depositary Shares | shares											5,263,000
Proceeds from issuance initial public offering | $					$ 0	$ 86,041	$ 0
Common Stock, Value, Outstanding | ₩									₩ 10,000	₩ 10,000
Reduction of capital reserve	₩ 330,000,000,000,000	₩ 70,000,000,000,000			$ 0
American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity listing depository receipt ratio											0.05
Common Stock, Value, Outstanding | ₩											₩ 10,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering | $			$ 86,000
Payments for underwriting expense | $			$ 8,700
IPO [Member] | American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares Issued | shares											6,316,000
Sale of Stock, Price Per Share | $ / shares												$ 18
Double8 Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred | ₩				₩ 2,300,000,000
DoubleU Games Co., Ltd.[Member] | Equity Investee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage									67.10%
STIC Special Situation Private Equity Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage									20.20%
Sale Of American Depositary Shares | shares											1,053,000
International Gaming Technologies [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage									12.70%
Stic [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage									20.20%